Note 11 - Stock Options (Tables)	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of options	Weighted average exercise price
Balance outstanding at March 31, 2018	2,175,000	$2.11
Forfeited	(275,000)	2.40
Granted	1,375,000	$1.00
Balance outstanding at March 31, 2019	3,275,000	$1.67
Granted	1,230,000	$1.38
Forfeited	(375,000)	1.09
Balance outstanding at March 31, 2020	4,130,000	1.56
Granted	450,084	5.14
Exercised	(240,710)	1.29
Forfeited	(184,290)	1.67
Balance outstanding at March 31, 2021	4,155,084	$1.96

Disclosure of range of exercise prices of outstanding share options [text block]
			Options Outstanding			Options Exercisable
Exercise Prices			Options	Weighted average remaining contractual life	Weighted average exercise price	Options	Weighted average exercise price
	$			Years	$		$
1.00	-	1.99	2,055,000	7.49	1.17	1,477,500	1.15
2.00	-	2.99	1,650,000	5,95	2.08	1,650,000	2.08
3.00	-	5.19	450,084	2.71	5.14	31,310	5.11
			4,155,084	6.36	1.96	3,158,810	1.69

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	March 31, 2021			March 31, 2020

Exercise price	$5.11	-	$5.19	$1.30	-	$1.38
Grant date share price	$5.11	-	$5.19	$1.30	-	$1.38
Risk free interest rate		1.0%			1.5%
Expected life of options (years)		5		2.5	-	5
Expected volatility		103%		100	-	114%
Expected dividend yield		-			-
Forfeiture rate
Weighted average fair value of options granted during the period		$4.01			$0.94